Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (SCT) Total for PEO ($)		Compensation Actually Paid to PEO ($)	Average SCT Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on		Net Income (Millions) ($)	1-Year TSR Relative to S&P 100(3)
						Alphabet TSR ($)(2)	Peer Group TSR ($)(2)
2025	10,906,079		213,903,156	32,934,710	100,887,548	360.95	138.27	132,170	95	th
2024	10,800,694	(4)	215,748,120	39,094,699	60,458,916	218.20	115.41	100,118	73	rd
2023	8,802,824		235,105,454	34,648,486	80,022,929	160.89	86.60	73,795	87	th
2022	225,985,145		115,820,786	30,766,792	(15,249,938)	101.30	59.35	59,972	14	th
2021	6,322,599		267,277,583	21,657,558	72,131,743	165.17	97.88	76,033	94	th

Company Selected Measure Name	1-Year TSR Relative to S&P 100
Named Executive Officers, Footnote	The Non-PEO NEOs represent the following individuals for 2021, 2022, 2023, 2024, and 2025: Ruth, Philipp, and Kent. This population includes Anat in 2024 and 2025 and Prabhakhar Raghavan in 2021, 2022, 2023 and 2024.
Peer Group Issuers, Footnote	Alphabet TSR reflects TSR for Alphabet’s Class C shares (ticker: GOOG). Peer Group TSR is calculated based on the RDG Internet Composite index, which is used for purposes of Item 201(e) of Regulation S-K under the Exchange Act. The calculation is weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 10,906,079	$ 10,800,694	$ 8,802,824	$ 225,985,145	$ 6,322,599
PEO Actually Paid Compensation Amount	$ 213,903,156	215,748,120	235,105,454	115,820,786	267,277,583
Adjustment To PEO Compensation, Footnote
To calculate CAP for 2025, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for other NEOs ($)
SCT Total	10,906,079	32,934,710
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT(1)	—	(31,748,922)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End(2)	—	51,368,877
Increase for Fair Value of Awards Granted during year that Vest during year(2)	—	11,770,047
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end(2)	177,912,148	32,047,641
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year(2)	23,025,401	3,823,395
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	2,059,528	691,799
Compensation Actually Paid	213,903,156	100,887,548
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (1) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Non-PEO NEO Average Total Compensation Amount	$ 32,934,710	39,094,699	34,648,486	30,766,792	21,657,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 100,887,548	60,458,916	80,022,929	(15,249,938)	72,131,743
Adjustment to Non-PEO NEO Compensation Footnote
To calculate CAP for 2025, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for other NEOs ($)
SCT Total	10,906,079	32,934,710
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT(1)	—	(31,748,922)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End(2)	—	51,368,877
Increase for Fair Value of Awards Granted during year that Vest during year(2)	—	11,770,047
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end(2)	177,912,148	32,047,641
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year(2)	23,025,401	3,823,395
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	2,059,528	691,799
Compensation Actually Paid	213,903,156	100,887,548
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (1) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Compensation Actually Paid vs. Total Shareholder Return
Over the reported five-year period, CAP for our PEO has generally tracked the direction of Alphabet’s Net Income, cumulative TSR, and relative TSR, with the exception of 2024 and 2025. During these two years, PEO CAP decreased slightly from 2023 levels despite an increase in Alphabet’s share price, record high Net Income, and a strong performance in the company’s 1-year TSR ranking relative to the S&P 100 (the Alphabet-selected measure in the CAP table above). This divergence is primarily driven by a lower unvested equity balance as shares from the 2022 triennial award continued to vest, which limits the impact of year-over-year fair value adjustments despite significant stock price growth.
For non-PEO NEOs, average CAP increased from $60.5 million to $100.9 million in 2025, which trended with the company’s record Net Income of $132,170 million and strong cumulative TSR performance which reached a five-year high in 2025. Over the reported five-year period, average CAP for non-PEO NEOs has generally trended with Alphabet’s relative TSR and Net Income growth, particularly following the transition in 2021 to an equity award mix that includes performance-based awards. This trend also reflects Alphabet’s 1-year TSR ranking relative to the S&P 100, as the average CAP for our non-PEO NEOs has generally followed the year-over-year increases and decreases in this ranking throughout the reported five-year period. Additionally, in each of the reported years, Alphabet’s cumulative TSR has substantially outperformed the cumulative TSR of our peer group, which has driven the value realized through our NEOs’ equity awards, as their CAP has tracked our strong stock price relative to the market.

Compensation Actually Paid vs. Net Income
Over the reported five-year period, CAP for our PEO has generally tracked the direction of Alphabet’s Net Income, cumulative TSR, and relative TSR, with the exception of 2024 and 2025. During these two years, PEO CAP decreased slightly from 2023 levels despite an increase in Alphabet’s share price, record high Net Income, and a strong performance in the company’s 1-year TSR ranking relative to the S&P 100 (the Alphabet-selected measure in the CAP table above). This divergence is primarily driven by a lower unvested equity balance as shares from the 2022 triennial award continued to vest, which limits the impact of year-over-year fair value adjustments despite significant stock price growth.
For non-PEO NEOs, average CAP increased from $60.5 million to $100.9 million in 2025, which trended with the company’s record Net Income of $132,170 million and strong cumulative TSR performance which reached a five-year high in 2025. Over the reported five-year period, average CAP for non-PEO NEOs has generally trended with Alphabet’s relative TSR and Net Income growth, particularly following the transition in 2021 to an equity award mix that includes performance-based awards. This trend also reflects Alphabet’s 1-year TSR ranking relative to the S&P 100, as the average CAP for our non-PEO NEOs has generally followed the year-over-year increases and decreases in this ranking throughout the reported five-year period. Additionally, in each of the reported years, Alphabet’s cumulative TSR has substantially outperformed the cumulative TSR of our peer group, which has driven the value realized through our NEOs’ equity awards, as their CAP has tracked our strong stock price relative to the market.

Compensation Actually Paid vs. Company Selected Measure
Over the reported five-year period, CAP for our PEO has generally tracked the direction of Alphabet’s Net Income, cumulative TSR, and relative TSR, with the exception of 2024 and 2025. During these two years, PEO CAP decreased slightly from 2023 levels despite an increase in Alphabet’s share price, record high Net Income, and a strong performance in the company’s 1-year TSR ranking relative to the S&P 100 (the Alphabet-selected measure in the CAP table above). This divergence is primarily driven by a lower unvested equity balance as shares from the 2022 triennial award continued to vest, which limits the impact of year-over-year fair value adjustments despite significant stock price growth.
For non-PEO NEOs, average CAP increased from $60.5 million to $100.9 million in 2025, which trended with the company’s record Net Income of $132,170 million and strong cumulative TSR performance which reached a five-year high in 2025. Over the reported five-year period, average CAP for non-PEO NEOs has generally trended with Alphabet’s relative TSR and Net Income growth, particularly following the transition in 2021 to an equity award mix that includes performance-based awards. This trend also reflects Alphabet’s 1-year TSR ranking relative to the S&P 100, as the average CAP for our non-PEO NEOs has generally followed the year-over-year increases and decreases in this ranking throughout the reported five-year period. Additionally, in each of the reported years, Alphabet’s cumulative TSR has substantially outperformed the cumulative TSR of our peer group, which has driven the value realized through our NEOs’ equity awards, as their CAP has tracked our strong stock price relative to the market.

Total Shareholder Return Vs Peer Group
Over the reported five-year period, CAP for our PEO has generally tracked the direction of Alphabet’s Net Income, cumulative TSR, and relative TSR, with the exception of 2024 and 2025. During these two years, PEO CAP decreased slightly from 2023 levels despite an increase in Alphabet’s share price, record high Net Income, and a strong performance in the company’s 1-year TSR ranking relative to the S&P 100 (the Alphabet-selected measure in the CAP table above). This divergence is primarily driven by a lower unvested equity balance as shares from the 2022 triennial award continued to vest, which limits the impact of year-over-year fair value adjustments despite significant stock price growth.
For non-PEO NEOs, average CAP increased from $60.5 million to $100.9 million in 2025, which trended with the company’s record Net Income of $132,170 million and strong cumulative TSR performance which reached a five-year high in 2025. Over the reported five-year period, average CAP for non-PEO NEOs has generally trended with Alphabet’s relative TSR and Net Income growth, particularly following the transition in 2021 to an equity award mix that includes performance-based awards. This trend also reflects Alphabet’s 1-year TSR ranking relative to the S&P 100, as the average CAP for our non-PEO NEOs has generally followed the year-over-year increases and decreases in this ranking throughout the reported five-year period. Additionally, in each of the reported years, Alphabet’s cumulative TSR has substantially outperformed the cumulative TSR of our peer group, which has driven the value realized through our NEOs’ equity awards, as their CAP has tracked our strong stock price relative to the market.

Tabular List, Table

Most Important Performance Measures
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 360.95	218.20	160.89	101.30	165.17
Peer Group Total Shareholder Return Amount	138.27	115.41	86.60	59.35	97.88
Net Income (Loss)	$ 132,170,000,000	$ 100,118,000,000	$ 73,795,000,000	$ 59,972,000,000	$ 76,033,000,000
Company Selected Measure Amount	0.95	0.73	0.87	0.14	0.94
Equity Awards Adjustments, Footnote	This value has been updated to reflect additional $75,651 for personal use of company aircraft that was inadvertently omitted from the Summary Compensation Table in the company’s 2025 proxy statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description	1-Year TSR Relative to S&P 100 is calculated as a percentile ranking, and reflects TSR for Alphabet’s Class C shares (ticker: GOOG) for each period as a percentile ranking when compared to the TSR for the S&P 100 index (which is the peer group used for purposes of the performance-based awards outlined in the CD&A).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,912,148
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,025,401
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,059,528
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,748,922)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,368,877
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,047,641
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,770,047
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,823,395
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 691,799